Property, plant and equipment - Stratification of suspended wells (Details) € in Millions	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€)
Property, plant and equipment
Property, plant and equipment	€ 53,943	€ 62,192	€ 60,302
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	€ 1,268	€ 1,246	€ 1,101	€ 1,263
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	37.0	40.5	34.1
Suspended exploration wells pending final determination | fields including wells drilled over the last 12 months
Property, plant and equipment
Property, plant and equipment	€ 157	€ 185	€ 111
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	6.7	7.7	7.0
Suspended exploration wells pending final determination | fields for which the delineation campaign is in progress
Property, plant and equipment
Property, plant and equipment	€ 631	€ 556	€ 217
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	14.9	11.3	4.7
Suspended exploration wells pending final determination | fields including commercial discoveries that proceeds to sanctioning
Property, plant and equipment
Property, plant and equipment	€ 480	€ 505	€ 773
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	15.4	21.5	22.4
Suspended exploration wells pending final determination | within 1 year
Property, plant and equipment
Property, plant and equipment	€ 157	€ 185	€ 111
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	6.7	7.7	7.0
Suspended exploration wells pending final determination | between 1 and 3 years
Property, plant and equipment
Property, plant and equipment	€ 250	€ 171	€ 87
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	11.0	6.4	2.9
Suspended exploration wells pending final determination | beyond 3 years
Property, plant and equipment
Property, plant and equipment	€ 861	€ 890	€ 903
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	19.3	26.4	24.2